Schedule of carrying amount notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Initial carrying amount	$ 5,691
Less: cash payments on convertible debt	(1,526)
Add: amortization of debt discount and issuance costs	287
Add: change in fair value of derivative liabilities
Carrying amount of Notes at September 30, 2025	$ 4,452	$ 5,691